Change in noncash working capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in noncash operating working capital
Accounts Receivable	$ 1,722,665	$ (1,835,922)	$ 784,502
Prepaid Expenses And Deposits	(221,126)	(17,516)	229,279
Accounts Payable And Accrued Liabilities	(438,199)	559,351	741,326
Contractual Obligations	805,656	0	0
Change In Non-cash Working Capital Balances	$ 1,868,996	$ (1,294,087)	$ 1,755,107